Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining		$ 154,431
Purchases		600
Balance as of ending		155,031	$ 155,031	$ 154,431
Cost [Member] | Intellectual property [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining		80,103
Balance as of ending		80,103	80,103	80,103
Cost [Member] | Customer Relationships [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining		33,514
Balance as of ending		33,514	33,514	33,514
Cost [Member] | Goodwill [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining		30,313
Balance as of ending		30,313	30,313	30,313
Cost [Member] | Other Intangibles [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining	[1]	10,501
Purchases	[1]	600
Balance as of ending	[1]	11,101	11,101	10,501
Accumulated amortization and impairment [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining			839
Amortization recognized in the year			7,183
Balance as of ending		8,022	8,022
Amortized cost at December 31, 2022		147,009	147,009
Accumulated amortization and impairment [Member] | Intellectual property [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining			477
Amortization recognized in the year			5,376
Balance as of ending		5,853	5,853
Amortized cost at December 31, 2022		74,250	74,250
Accumulated amortization and impairment [Member] | Customer Relationships [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining			179
Amortization recognized in the year			1,676
Balance as of ending		1,855	1,855
Amortized cost at December 31, 2022		31,659	31,659
Accumulated amortization and impairment [Member] | Goodwill [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining
Amortization recognized in the year
Balance as of ending
Amortized cost at December 31, 2022		30,313	30,313
Accumulated amortization and impairment [Member] | Other Intangibles [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining	[1]		183
Amortization recognized in the year	[1]		131
Balance as of ending	[1]	314	314
Amortized cost at December 31, 2022	[1]	10,787	$ 10,787
Cost [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining		154,431		1,492
Purchases				490
Business combination (b)				152,449
Balance as of ending				154,431	$ 1,492
Cost [Member] | Intellectual property [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining		80,103
Business combination (b)				80,103
Balance as of ending				80,103
Cost [Member] | Customer Relationships [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining		33,514
Business combination (b)				33,514
Balance as of ending				33,514
Cost [Member] | Goodwill [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining		30,313
Business combination (b)				30,313
Balance as of ending				30,313
Cost [Member] | Other Intangibles [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining	[1]	$ 10,501		1,492
Purchases	[1]			490
Business combination (b)	[1]			8,519
Balance as of ending	[1]			10,501	1,492
Accumulated amortization and impairment [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining				839
Amortization recognized in the year					839
Balance as of ending					839
Amortized cost at December 31, 2022				153,592
Accumulated amortization and impairment [Member] | Intellectual property [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining				477
Amortization recognized in the year					477
Balance as of ending					477
Amortized cost at December 31, 2022				79,626
Accumulated amortization and impairment [Member] | Customer Relationships [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining				179
Amortization recognized in the year					179
Balance as of ending					179
Amortized cost at December 31, 2022				33,335
Accumulated amortization and impairment [Member] | Goodwill [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining
Amortization recognized in the year
Balance as of ending
Amortized cost at December 31, 2022				30,313
Accumulated amortization and impairment [Member] | Other Intangibles [Member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of composition and movement [Line Items]
Balance as of begining	[1]			183
Amortization recognized in the year	[1]				183
Balance as of ending	[1]				$ 183
Amortized cost at December 31, 2022	[1]			$ 10,318

[1]	Includes assumed contract manufacturing agreement and distribution right of certain therapeutic products to be distributed in Israel, subject to IL MOH marketing authorization. The Company was required to make certain upfront and milestone payments on account of such distribution rights. These payments are accounted for as long-term assets through obtaining IL MOH marketing authorization and will subsequently be amortized during the expected distribution right’s useful life.